Intangible Assets (Schedule Of Changes To Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Net carrying value at beginning of period	$ 18,100	$ 29,677
Amortization	(8,746)	(11,577)
Net carrying value at end of period	$ 9,354	$ 18,100